Offerings - Offering: 1	Feb. 25, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.80% General Mortgage Bonds, Series AP, due 2030
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit	0.99833
Maximum Aggregate Offering Price	$ 499,165,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,422.16
Offering Note
(1)
This registration fee table shall be deemed to update the “Calculation of Registration Fee” in the Company’s Registration Statement on
Form S-3 (File No. 333-272025-02) in
accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.